RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Related Party [Abstract]
Short-term employee benefits	$ 7,754	$ 5,338
Post-employment benefits	170	204
Share-based payments	1,721	11,066
Key management personnel compensation	$ 9,645	$ 16,608